Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 563,000.00
Previously Paid Amount	0.00
Total Fee Amount	48.98
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 48.98
Narrative - Max Aggregate Offering Price	$ 563,000.00
Final Prospectus	true